STOCKHOLDERS' (DEFICIT) EQUITY (Detail Textuals 1)	9 Months Ended	12 Months Ended
	Sep. 30, 2015 USD ($) $ / shares shares	Dec. 31, 2014 USD ($) $ / shares shares	Dec. 31, 2013 USD ($) $ / shares shares
Stockholders Equity Note [Line Items]
Preferred stock, shares authorized	20,000,000	20,000,000	20,000,000
Preferred stock, par value (in dollars per share) | $ / shares	$ 0.001	$ 0.001	$ 0.001
Series A Convertible Preferred Stock
Stockholders Equity Note [Line Items]
Preferred stock, shares authorized	3,437,500	3,437,500	3,437,500
Preferred stock, par value (in dollars per share) | $ / shares	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares issued	1,276,750	1,276,750	1,276,750
Preferred stock, shares outstanding	1,276,750	1,276,750	1,276,750
Preferred stock, capital shares reserved for future issuance	380,000	300,000	300,000
Preferred stock, liquidation value | $	$ 12,767,500	$ 12,767,500	$ 12,767,500
Preferred stock having right to votes	20 votes	20 votes
Description of liquidation preference value	Liquidation preference equal to two and a half (2.5) times the Series A Preferred Stock original issue price or $12,767,500, subject to certain customary adjustments	Liquidation preference equal to two and a half (2.5) times the Series A Preferred Stock original issue price
Preferred stock liquidation preference value, condition, multiple	2.5	2.5
Minimum number of shares outstanding required to effect or validate merger	1,000,000	1,000,000
Preferred stock, liquidation preference (in dollars per share) | $ / shares	$ 10.00
Common stock issued upon conversion	20	20
Series B Convertible Preferred Stock
Stockholders Equity Note [Line Items]
Preferred stock, shares authorized	11,000,000	5,000,000	5,000,000
Preferred stock, shares issued	4,972,519	3,809,378	3,809,378
Preferred stock, shares outstanding	4,972,519	3,809,378	3,809,378
Preferred stock, capital shares reserved for future issuance	1,170,000	1,170,000
Preferred stock, liquidation value | $	$ 14,917,557	$ 11,428,134	$ 11,428,134
Preferred stock having right to votes	20 votes	20 Votes
Description of liquidation preference value	Liquidation preference equal to the Series B Preferred Stock original issue price or $14,917,557 and $11,428,134, respectively, subject to certain customary adjustments	Liquidation preference equal to the Series B Preferred Stock original issue price or $11,428,134 as of December 31, 2014 and 2013, subject to certain customary adjustments
Minimum number of shares outstanding required to effect or validate merger	1,000,000	1,000,000
Preferred stock, liquidation preference (in dollars per share) | $ / shares	$ 3.00
Common stock issued upon conversion	20	20